Derivative Financial Instruments (Table)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Disclosure of changes in fair value

Changes in fair value	Interest rate swap	Forward – fuel	Option fuel	Forward – foreign currency	Conversion right debentures	Total

At December 31, 2021	(213,257)	9,383	—	270,640	(636,786)	(570,020)
Gains (losses) recognized in result	33,519	440,065	—	(35,394)	519,815	958,005
Payment (receipts)	568	(478,149)	—	—	—	(477,581)
At December 31, 2022	(179,170)	(28,701)	—	235,246	(116,971)	(89,596)

Gains (losses) recognized in result	(34,075)	(168,378)	13,796	(24,552)	(25,249)	(238,458)
Payments (receipts)	213,245	136,977	(1,530)	(210,694)	—	137,998
Restructuring(b)	—	—	—	—	(346,555)	(346,555)
At December 31, 2023	—	(60,102)	12,266	—	(488,775)	(536,611)

Rights with current derivative financial instruments	—	757	21,152	—	—	21,909
Obligations with current derivative financial instruments	—	(60,019)	(8,886)	—	—	(68,905)
Obligations with non-current derivative financial instruments	—	(840)	—	—	—	(840)
Non-current convertible instruments	—	—	—	—	(488,775)	(488,775)
	—	(60,102)	12,266	—	(488,775)	(536,611)

.
(a)Refers to the effects of the extinction and reconstitution of the conversion right.

Changes in fair value	Options – foreign currency	Interest rate swap	Forward – fuel	Forward – foreign currency	Conversion right (debentures)	Total

Rights (obligations) with derivatives at December 31, 2020	8,947	(269,491)	(81,274)	349,093	(1,465,999)	(1,458,724)
Gains (losses) recognized in result	(10,222)	48,571	75,075	(78,453)	829,213	864,184
Payment in cash	1,275	7,663	15,582	—	—	24,520
Rights (obligations) with derivatives at December 31, 2021	—	(213,257)	9,383	270,640	(636,786)	(570,020)

Rights with current derivative financial instruments	—	73,794	9,383	—	—	83,177
Rights with non-current derivative financial instruments	—	—	—	270,640	—	270,640
Obligations with current derivative financial instruments	—	(77,509)	—	—	—	(77,509)
Obligations with non-current derivative financial instruments	—	(209,542)	—	—	—	(209,542)
Long-term loans and financing	—	—	—	—	(636,786)	(636,786)
	—	(213,257)	9,383	270,640	(636,786)	(570,020)